March 13, 2018
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Subj:	SBL Variable Annuity Account XVII
1940 Act Registration Number: 811‑21481
1933 Act Registration Numbers: 333‑111589, 333‑124509
CIK: 0001274458
Rule 30b2-1 Filing
Dear Sir or Madam:
As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XVII, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.
The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:
Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 23, 2018
American Century Variable Portfolios, Inc.	0000814680	February 22, 2018
Dreyfus Investment Portfolios	0001056707	February 14, 2018
Dreyfus Variable Investment Fund	0000813383	February 12, 2018
Guggenheim Variable Funds Trust	0000217087	March 9, 2018
MFS® Variable Insurance Trust	0000918571	February 27, 2018
Neuberger Berman Advisers Management Trust	0000736913	February 22, 2018
Oppenheimer Variable Account Funds	0000752737	February 23, 2018
PIMCO Variable Insurance Trust	0001047304	March 1, 2018
Rydex Variable Trust	0001064046	March 9, 2018
To the extent necessary, these filings are incorporated herein by reference.
Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company